UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-06071

Deutsche Institutional Funds
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  12/31

Date of reporting period:  3/31/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2015 (Unaudited)

Deutsche EAFE Equity Index Fund

	Shares	Value ($)
Common Stocks 98.0%
Australia 7.4%
AGL Energy Ltd.	14,107	163,046
ALS Ltd.	8,227	30,885
Alumina Ltd.	53,183	64,869
Amcor Ltd.	25,193	268,801
AMP Ltd.	57,744	282,310
APA Group (Units)	25,084	172,787
Asciano Group	18,788	90,546
ASX Ltd.	3,742	117,743
Aurizon Holdings Ltd.	45,240	166,747
AusNet Services (Units)	32,151	35,687
Australia & New Zealand Banking Group Ltd.	55,719	1,552,907
Bank of Queensland Ltd.	8,134	85,275
Bendigo & Adelaide Bank Ltd.	8,344	79,584
BGP Holdings PLC*	328,818	8,390
BHP Billiton Ltd.	65,182	1,518,051
BHP Billiton PLC	42,930	932,085
Boral Ltd.	16,114	78,323
Brambles Ltd.	30,536	267,377
Caltex Australia Ltd.	2,658	70,658
Coca-Cola Amatil Ltd.	10,776	88,311
Cochlear Ltd.	1,126	77,454
Commonwealth Bank of Australia	33,134	2,351,153
Computershare Ltd.	9,602	92,781
Crown Resorts Ltd.	7,706	78,180
CSL Ltd.	9,624	673,989
Dexus Property Group (REIT)	16,571	95,387
Federation Centres (REIT)	29,096	67,211
Flight Centre Travel Group Ltd.	1,097	33,005
Fortescue Metals Group Ltd.	31,550	46,749
Goodman Group (REIT)	35,025	168,754
GPT Group (REIT)	33,036	114,758
Harvey Norman Holdings Ltd.	10,439	35,307
Healthscope Ltd.	23,833	55,434
Iluka Resources Ltd.	7,558	48,693
Incitec Pivot Ltd.	33,012	102,034
Insurance Australia Group Ltd.	45,635	211,518
Leighton Holdings Ltd.	2,149	34,470
Lend Lease Group (Units)	11,321	143,018
Macquarie Group Ltd.	5,992	348,157
Medibank Private Ltd.*	55,941	98,729
Mirvac Group (REIT) (Units)	74,656	114,010
National Australia Bank Ltd.	47,817	1,399,959
Newcrest Mining Ltd.*	15,548	157,610
Novion Property Group (REIT)	43,242	82,415
Orica Ltd.	7,485	113,585
Origin Energy Ltd.	22,460	192,490
Platinum Asset Management Ltd.	7,112	42,266
Qantas Airways Ltd.*	11,687	27,740
QBE Insurance Group Ltd.	27,812	275,240
Ramsay Health Care Ltd.	2,601	132,833
REA Group Ltd.	1,022	37,530
Santos Ltd.	19,437	104,842
Scentre Group (REIT)	110,362	313,566
Seek Ltd.	6,540	85,089
Sonic Healthcare Ltd.	7,105	110,381
Stockland (REIT) (Units)	44,776	153,019
Suncorp Group Ltd.	26,621	273,135
Sydney Airport (Units)	22,835	89,862
TABCORP Holdings Ltd.	15,520	55,964
Tatts Group Ltd.	29,077	88,045
Telstra Corp., Ltd.	87,100	418,000
Toll Holdings Ltd.	15,344	103,314
TPG Telecom Ltd.	6,975	48,493
Transurban Group (Units)	36,793	266,471
Treasury Wine Estates Ltd.	12,779	49,669
Wesfarmers Ltd.	22,892	764,904
Westfield Corp. (REIT)	38,762	281,201
Westpac Banking Corp.	63,730	1,906,660
Woodside Petroleum Ltd.	15,128	395,758
Woolworths Ltd.	25,648	574,434
WorleyParsons Ltd.	3,848	27,958

(Cost $10,649,573)		19,637,606
Austria 0.2%
Andritz AG (a)	1,515	90,597
Erste Group Bank AG	5,251	129,376
Immofinanz AG*	17,806	52,329
OMV AG	3,012	82,667
Raiffeisen Bank International AG	2,343	32,759
Vienna Insurance Group AG Wiener Versicherung Gruppe	746	33,038
Voestalpine AG	2,325	84,996

(Cost $530,621)		505,762
Belgium 1.3%
Ageas	4,476	160,705
Anheuser-Busch InBev NV	16,484	2,016,414
Belgacom SA	3,010	105,412
Colruyt SA	1,494	65,007
Delhaize Group SA	2,319	208,682
Groupe Bruxelles Lambert SA	1,538	127,376
KBC GROEP NV*	5,059	313,031
Solvay SA	1,146	165,754
Telenet Group Holding NV*	1,206	66,343
UCB SA	2,560	184,476
Umicore SA	2,012	83,907

(Cost $1,932,785)		3,497,107
Bermuda 0.0%
Seadrill Ltd. (a) (Cost $160,343)	8,440	78,986
Channel Islands 0.1%
Friends Life Group Ltd. (Cost $127,445)	28,687	175,715
Denmark 1.6%
A P Moller-Maersk AS "A" (a)	79	160,542
A P Moller-Maersk AS "B"	144	301,122
Carlsberg AS "B"	2,099	173,323
Coloplast AS "B"	2,236	169,207
Danske Bank AS	13,630	359,709
DSV AS	3,578	111,332
ISS AS*	3,116	98,166
Novo Nordisk AS ''B"	41,205	2,204,738
Novozymes AS "B"	5,039	230,463
Pandora AS	2,460	224,269
TDC AS	15,356	110,000
Tryg AS	389	45,834
Vestas Wind Systems AS	4,328	179,193
William Demant Holding AS*	400	33,971

(Cost $1,554,218)		4,401,869
Finland 0.9%
Elisa Oyj (a)	2,821	70,950
Fortum Oyj (a)	8,606	180,395
Kone Oyj "B"	6,132	271,826
Metso Corp.	2,016	58,855
Neste Oil Oyj	2,592	67,968
Nokia Oyj	77,106	589,010
Nokian Renkaat Oyj	2,128	63,432
Orion Oyj "B"	1,913	53,949
Sampo Oyj "A"	8,997	454,623
Stora Enso Oyj "R"	11,020	113,536
UPM-Kymmene Oyj	10,270	199,954
Wartsila Oyj	3,185	141,080

(Cost $1,584,698)		2,265,578
France 9.4%
Accor SA	4,257	222,343
Aeroports de Paris	621	74,285
Air Liquide SA	7,145	919,061
Airbus Group NV	12,035	782,040
Alcatel-Lucent*	59,123	223,746
Alstom SA*	4,123	126,922
Arkema	1,363	107,583
AtoS	1,712	117,549
AXA SA	37,730	951,425
BNP Paribas SA	21,541	1,310,077
Bollore SA	17,584	93,714
Bouygues SA	3,381	132,823
Bureau Veritas SA	5,382	115,673
Cap Gemini	2,777	228,012
Carrefour SA	11,189	373,031
Casino Guichard-Perrachon SA	1,070	94,654
Christian Dior SE	1,058	198,737
Cie Generale des Etablissements Michelin	3,746	372,979
CNP Assurances	3,405	59,563
Compagnie de Saint-Gobain	9,205	403,837
Credit Agricole SA	20,215	297,203
DANONE SA	11,859	798,077
Dassault Systemes SA	2,420	163,963
Edenred	3,931	97,992
Electricite de France SA	4,720	113,369
Essilor International SA	4,330	497,186
Eurazeo SA	670	45,964
Eutelsat Communications	3,060	101,315
Fonciere des Regions (REIT)	594	58,767
Fonciere des Regions (REIT)*	37	3,571
GDF Suez	29,020	574,232
Gecina SA (REIT)	642	86,843
Groupe Eurotunnel SE (Registered)	8,563	122,738
Hermes International	536	189,206
Icade (REIT)	726	65,570
Iliad SA	518	121,022
Imerys SA	716	52,607
JC Decaux SA	1,281	43,024
Kering	1,497	292,608
Klepierre (REIT)	3,584	176,064
L'Oreal SA	5,078	934,985
Lafarge SA	3,932	254,987
Lagardere SCA	2,201	65,921
Legrand SA	5,242	282,512
LVMH Moet Hennessy Louis Vuitton SE	5,620	991,829
Natixis SA	18,355	137,068
Numericable-SFR*	1,910	104,158
Orange SA	37,304	600,176
Pernod Ricard SA	4,336	511,666
Peugeot SA*	7,662	128,419
Publicis Groupe	3,784	292,161
Remy Cointreau SA	486	35,793
Renault SA	3,789	345,311
Rexel SA	6,136	115,754
Safran SA	5,926	414,144
Sanofi	24,416	2,402,561
Schneider Electric SE (b)	350	27,154
Schneider Electric SE (b)	10,327	803,272
SCOR SE	3,049	102,983
Societe BIC SA	528	75,201
Societe Generale	14,735	712,399
Sodexo SA	2,030	198,080
Suez Environnement Co.	5,361	92,059
Technip SA	2,007	121,639
Thales SA	1,813	100,633
Total SA (a)	43,820	2,180,104
Unibail-Rodamco SE (REIT) (b)	216	58,307
Unibail-Rodamco SE (REIT) (b)	1,790	483,089
Valeo SA	1,457	217,809
Vallourec SA (a)	2,079	50,797
Veolia Environnement	9,137	172,965
Vinci SA	9,699	555,061
Vivendi SA*	24,814	616,960
Wendel	650	77,486
Zodiac Aerospace	3,540	117,321

(Cost $17,438,439)		25,190,139
Germany 8.7%
adidas AG	4,146	328,704
Allianz SE (Registered)	9,394	1,632,318
Axel Springer SE	803	47,489
BASF SE	18,806	1,871,315
Bayer AG (Registered)	16,920	2,542,319
Bayerische Motoren Werke (BMW) AG	6,774	847,770
Beiersdorf AG (a)	1,947	169,346
Brenntag AG	3,138	188,125
Celesio AG	890	26,311
Commerzbank AG*	18,927	260,965
Continental AG	2,268	537,199
Daimler AG (Registered) (a)	19,740	1,901,237
Deutsche Annington Immobilien SE	6,948	234,760
Deutsche Bank AG (Registered) (c)	28,137	978,944
Deutsche Boerse AG	3,796	310,426
Deutsche Lufthansa AG (Registered)	4,115	57,869
Deutsche Post AG (Registered)	19,303	603,846
Deutsche Telekom AG (Registered)	65,580	1,200,828
Deutsche Wohnen AG (Bearer)	5,865	150,396
E.ON SE	40,393	601,836
Fraport AG	738	44,174
Fresenius Medical Care AG & Co. KGaA	4,269	355,299
Fresenius SE & Co. KGaA	7,840	468,176
GEA Group AG	3,509	169,714
Hannover Rueck SE	1,250	129,296
HeidelbergCement AG	2,993	237,459
Henkel AG & Co. KGaA	2,400	248,218
Hugo Boss AG	1,357	165,239
Infineon Technologies AG	23,760	284,492
K+S AG (Registered)	3,529	115,404
Lanxess AG	1,728	92,194
Linde AG	3,799	774,499
MAN SE	750	79,038
Merck KGaA	2,516	282,371
Metro AG	3,515	119,405
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	3,459	746,463
OSRAM Licht AG	1,615	80,142
ProSiebenSat.1 Media AG (Registered)	4,490	220,648
RWE AG	9,639	246,452
SAP SE	18,739	1,360,745
Siemens AG (Registered)	16,098	1,742,844
Symrise AG	2,551	161,353
Telefonica Deutschland Holding AG	11,416	65,990
ThyssenKrupp AG	8,988	236,011
TUI AG (b)	3,599	63,289
TUI AG (b)	5,592	98,360
United Internet AG (Registered)	2,758	125,749
Volkswagen AG	601	155,117

(Cost $13,207,116)		23,360,144
Hong Kong 3.0%
AIA Group Ltd.	244,881	1,533,220
ASM Pacific Technology Ltd.	4,900	51,047
Bank of East Asia Ltd.	26,705	106,382
BOC Hong Kong (Holdings) Ltd.	72,821	259,051
Cathay Pacific Airways Ltd.	24,000	55,446
Cheung Kong Infrastructure Holdings Ltd.	12,000	103,291
CK Hutchison Holdings Ltd.	28,000	573,183
CLP Holdings Ltd.	38,274	333,482
First Pacific Co., Ltd.	50,544	50,583
Galaxy Entertainment Group Ltd.	46,497	210,229
Hang Lung Properties Ltd.	46,000	128,919
Hang Seng Bank Ltd.	15,000	270,591
Henderson Land Development Co., Ltd.	19,962	139,884
HKT Trust & HKT Ltd. (Units)	51,920	66,820
Hong Kong & China Gas Co., Ltd.	124,956	287,917
Hong Kong Exchanges & Clearing Ltd.	22,839	558,080
Hutchison Whampoa Ltd.	45,100	623,281
Hysan Development Co., Ltd.	12,773	55,840
Kerry Properties Ltd.	12,932	45,001
Li & Fung Ltd.	118,240	115,339
Link (REIT)	47,153	289,258
MGM China Holdings Ltd.	19,097	35,985
MTR Corp., Ltd.	30,089	142,555
New World Development Co., Ltd.	110,175	127,647
Noble Group Ltd.	85,891	57,235
NWS Holdings Ltd.	31,583	53,091
PCCW Ltd.	85,978	52,393
Power Assets Holdings Ltd.	27,000	274,537
Shangri-La Asia Ltd.	21,540	29,556
Sino Land Co., Ltd.	60,313	97,964
SJM Holdings Ltd.	37,337	48,658
Sun Hung Kai Properties Ltd.	35,688	549,862
Swire Pacific Ltd. "A"	13,000	176,073
Swire Properties Ltd.	24,600	79,930
Techtronic Industries Co., Ltd.	30,999	104,809
WH Group Ltd.*	65,000	36,988
Wharf Holdings Ltd.	29,750	207,003
Wheelock & Co., Ltd.	19,000	97,110
Yue Yuen Industrial (Holdings) Ltd.	15,000	53,238

(Cost $4,244,228)		8,081,478
Ireland 0.9%
Bank of Ireland*	576,034	218,492
CRH PLC (b)	4,512	117,009
CRH PLC (b)	11,875	309,187
Experian PLC (d)	19,866	328,998
James Hardie Industries SE (CDI)	9,160	105,916
Kerry Group PLC "A" (b)	2,749	184,278
Kerry Group PLC "A" (b)	363	24,381
Ryanair Holdings PLC	3,380	40,433
Shire PLC	12,000	954,244

(Cost $928,045)		2,282,938
Israel 0.6%
Bank Hapoalim BM	19,995	96,275
Bank Leumi Le-Israel BM*	26,792	99,436
Bezeq Israeli Telecommunication Corp., Ltd.	37,632	70,118
Delek Group Ltd.	81	20,866
Israel Chemicals Ltd.	9,199	65,398
Israel Discount Bank "A"*	1	1
Mizrahi Tefahot Bank Ltd.*	2,751	27,929
NICE Systems Ltd.	1,164	71,142
Teva Pharmaceutical Industries Ltd.	17,448	1,086,905
The Israel Corp., Ltd.	52	18,111

(Cost $1,402,541)		1,556,181
Italy 2.1%
Assicurazioni Generali SpA	24,683	485,743
Atlantia SpA	8,566	224,898
Banca Monte dei Paschi di Siena SpA*	81,469	53,997
Banco Popolare SC*	6,840	106,813
Enel Green Power SpA	34,817	65,075
Enel SpA	134,682	606,649
Eni SpA	51,773	896,084
EXOR SpA	2,004	90,948
Finmeccanica SpA*	8,045	95,654
Intesa Sanpaolo	261,245	886,523
Intesa Sanpaolo (RSP)	15,490	48,164
Luxottica Group SpA	3,389	215,160
Mediobanca SpA	11,283	108,178
Pirelli & C. SpA	4,697	77,539
Prysmian SpA	4,039	83,207
Saipem SpA*	5,396	55,042
Snam SpA	46,603	225,733
Telecom Italia SpA*	211,330	247,764
Telecom Italia SpA (RSP)	127,202	119,628
Terna - Rete Elettrica Nationale SpA	30,470	134,155
UBI Banca - Unione di Banche Italiane ScpA	17,061	133,185
UniCredit SpA	88,861	602,726
UnipolSai SpA	17,875	52,008

(Cost $5,372,958)		5,614,873
Japan 21.9%
ABC-Mart, Inc.	500	29,280
Acom Co., Ltd.*	8,100	28,125
Advantest Corp.	3,000	37,937
Aeon Co., Ltd.	15,000	164,788
AEON Financial Service Co., Ltd.	1,830	46,230
AEON Mall Co., Ltd.	2,100	41,618
Air Water, Inc.	2,553	45,671
Aisin Seiki Co., Ltd.	3,700	134,398
Ajinomoto Co., Inc.	12,000	263,324
Alfresa Holdings Corp.	3,200	45,198
Amada Co., Ltd.	7,000	67,285
ANA Holdings, Inc.	23,000	61,661
Aozora Bank Ltd.	27,000	95,871
Asahi Glass Co., Ltd.	21,000	137,834
Asahi Group Holdings Ltd.	7,500	238,308
Asahi Kasei Corp.	25,000	239,205
ASICS Corp.	3,300	89,625
Astellas Pharma, Inc.	43,800	717,734
Bandai Namco Holdings, Inc.	3,650	71,121
Benesse Holdings, Inc.	1,500	47,249
Bridgestone Corp.	13,200	529,664
Brother Industries Ltd.	4,700	74,839
Calbee, Inc.	1,200	52,165
Canon, Inc.	23,100	816,904
Casio Computer Co., Ltd.	4,400	83,475
Central Japan Railway Co.	2,900	525,119
Chiyoda Corp.	3,065	26,241
Chubu Electric Power Co., Inc.	12,400	148,163
Chugai Pharmaceutical Co., Ltd.	4,200	132,413
Chugoku Electric Power Co., Inc.	5,900	76,955
Citizen Holdings Co., Ltd.	5,400	41,435
COLOPL, Inc.	1,100	23,753
Credit Saison Co., Ltd.	2,900	52,099
Dai Nippon Printing Co., Ltd.	11,000	107,009
Dai-ichi Life Insurance Co., Ltd.	22,000	319,621
Daicel Corp.	6,000	71,638
Daihatsu Motor Co., Ltd.	3,500	53,590
Daiichi Sankyo Co., Ltd. (a)	13,000	206,553
Daikin Industries Ltd.	4,600	308,094
Daito Trust Construction Co., Ltd.	1,400	156,612
Daiwa House Industry Co., Ltd.	12,000	236,872
Daiwa Securities Group, Inc.	33,000	260,076
Denso Corp.	9,600	438,290
Dentsu, Inc.	4,300	184,375
Don Quijote Holdings Co., Ltd.	1,100	89,586
East Japan Railway Co.	6,739	541,123
Eisai Co., Ltd.	5,100	362,671
Electric Power Development Co., Ltd.	2,900	97,845
FamilyMart Co., Ltd.	1,200	50,244
FANUC Corp.	3,900	852,254
Fast Retailing Co., Ltd.	1,100	425,800
Fuji Electric Co., Ltd.	11,000	51,968
Fuji Heavy Industries Ltd.	11,782	391,731
Fujifilm Holdings Corp.	9,500	338,362
Fujitsu Ltd.	36,000	245,715
Fukuoka Financial Group, Inc.	16,000	82,467
GungHo Online Entertainment, Inc.	7,000	27,429
Hakuhodo Dy Holdings, Inc.	4,800	51,116
Hamamatsu Photonics KK	2,956	89,468
Hankyu Hanshin Holdings, Inc.	23,000	142,349
Hikari Tsushin, Inc.	200	12,980
Hino Motors Ltd.	5,000	71,388
Hirose Electric Co., Ltd.	630	81,515
Hisamitsu Pharmaceutical Co., Inc.	1,100	45,180
Hitachi Chemical Co., Ltd.	2,100	44,951
Hitachi Construction Machinery Co., Ltd.	2,100	36,743
Hitachi High-Technologies Corp.	1,300	39,694
Hitachi Ltd.	99,000	676,845
Hitachi Metals Ltd.	4,000	61,510
Hokuhoku Financial Group, Inc.	24,000	53,572
Hokuriku Electric Power Co.	3,300	43,736
Honda Motor Co., Ltd.	33,300	1,082,244
Hoya Corp.	8,500	340,969
Hulic Co., Ltd.	4,000	44,856
IBIDEN Co., Ltd.	2,200	37,164
Idemitsu Kosan Co., Ltd.	1,600	27,886
IHI Corp.	27,000	126,547
Iida Group Holdings Co., Ltd.	2,600	32,332
INPEX Corp.	17,100	188,664
Isetan Mitsukoshi Holdings Ltd.	7,120	117,867
Isuzu Motors Ltd.	12,000	159,628
Itochu Corp.	33,400	362,140
Itochu Techno-Solutions Corp.	1,000	20,742
J. Front Retailing Co., Ltd.	5,000	78,649
Japan Airlines Co., Ltd.	2,400	74,806
Japan Display, Inc.*	6,000	21,606
Japan Exchange Group, Inc.	5,000	145,037
Japan Prime Realty Investment Corp. (REIT)	16	55,053
Japan Real Estate Investment Corp. (REIT)	24	112,847
Japan Retail Fund Investment Corp. (REIT)	48	95,420
Japan Tobacco, Inc.	22,700	717,227
JFE Holdings, Inc.	9,625	212,674
JGC Corp.	4,000	79,568
JSR Corp.	3,600	62,453
JTEKT Corp.	4,000	62,470
JX Holdings, Inc.	43,900	168,661
Kajima Corp.	17,000	79,028
Kakaku.com, Inc.	2,800	46,445
Kamigumi Co., Ltd.	5,000	47,240
Kaneka Corp.	6,000	42,286
Kansai Electric Power Co., Inc.*	14,400	137,513
Kansai Paint Co., Ltd.	5,000	90,948
Kao Corp.	10,400	519,245
Kawasaki Heavy Industries Ltd.	27,000	136,421
KDDI Corp.	35,400	802,027
Keihan Electric Railway Co., Ltd.	12,000	73,184
Keikyu Corp.	9,000	72,035
Keio Corp.	12,000	94,236
Keisei Electric Railway Co., Ltd.	5,000	62,162
Keyence Corp.	970	529,823
Kikkoman Corp.	3,000	95,273
Kintetsu Corp.	35,900	131,904
Kirin Holdings Co., Ltd.	16,700	219,355
Kobe Steel Ltd.	63,000	116,451
Koito Manufacturing Co., Ltd.	2,158	64,930
Komatsu Ltd.	19,100	375,642
Konami Corp.	2,000	37,477
Konica Minolta, Inc.	9,500	96,622
Kubota Corp.	23,000	364,403
Kuraray Co., Ltd.	6,900	93,541
Kurita Water Industries Ltd.	2,300	55,659
Kyocera Corp.	6,400	351,257
Kyowa Hakko Kirin Co., Ltd.	4,910	64,086
Kyushu Electric Power Co., Inc.*	8,700	84,411
Lawson, Inc.	1,300	90,248
LIXIL Group Corp.	5,448	129,237
M3, Inc.	4,200	89,249
Mabuchi Motor Co., Ltd.	1,000	53,047
Makita Corp.	2,300	119,476
Marubeni Corp.	33,000	190,930
Marui Group Co., Ltd.	4,600	52,279
Maruichi Steel Tube Ltd.	1,000	23,707
Mazda Motor Corp.	10,600	215,338
McDonald's Holdings Co. (Japan), Ltd.	1,300	28,819
Medipal Holdings Corp.	2,700	35,208
MEIJI Holdings Co., Ltd.	1,200	146,464
Minebea Co., Ltd.	7,000	110,600
Miraca Holdings, Inc.	1,107	51,010
Mitsubishi Chemical Holdings Corp.	26,000	151,300
Mitsubishi Corp.	27,700	558,413
Mitsubishi Electric Corp.	40,000	476,075
Mitsubishi Estate Co., Ltd.	25,000	580,270
Mitsubishi Gas Chemical Co., Inc.	8,000	39,475
Mitsubishi Heavy Industries Ltd.	60,000	330,908
Mitsubishi Logistics Corp.	3,000	46,820
Mitsubishi Materials Corp.	22,000	74,035
Mitsubishi Motors Corp.	12,500	112,933
Mitsubishi Tanabe Pharma Corp.	4,500	77,334
Mitsubishi UFJ Financial Group, Inc.	259,700	1,607,944
Mitsubishi UFJ Lease & Finance Co., Ltd.	11,700	57,957
Mitsui & Co., Ltd.	34,100	458,125
Mitsui Chemicals, Inc.	16,000	51,420
Mitsui Fudosan Co., Ltd.	19,000	558,400
Mitsui O.S.K Lines Ltd.	22,000	74,796
Mixi, Inc.	800	32,417
Mizuho Financial Group, Inc. (a)	473,290	832,492
MS&AD Insurance Group Holdings, Inc.	9,900	277,787
Murata Manufacturing Co., Ltd.	4,100	564,856
Nabtesco Corp.	1,925	55,787
Nagoya Railroad Co., Ltd.	18,000	71,976
NEC Corp.	54,900	161,432
Nexon Co., Ltd.	2,100	22,389
NGK Insulators Ltd.	5,000	106,837
NGK Spark Plug Co., Ltd.	4,000	107,611
NH Foods Ltd.	3,000	69,200
NHK Spring Co., Ltd.	3,100	32,363
Nidec Corp.	4,400	292,615
Nikon Corp. (a)	6,900	92,580
Nintendo Co., Ltd.	2,100	309,051
Nippon Building Fund, Inc. (REIT)	28	137,494
Nippon Electric Glass Co., Ltd.	8,000	39,106
Nippon Express Co., Ltd.	16,000	89,552
Nippon Paint Holdings Co., Ltd.	3,000	109,890
Nippon Prologis REIT, Inc. (REIT)	25	55,064
Nippon Steel & Sumitomo Metal	155,000	390,677
Nippon Telegraph & Telephone Corp.	7,938	489,149
Nippon Yusen Kabushiki Kaisha	31,000	89,364
Nissan Motor Co., Ltd.	52,400	534,327
Nisshin Seifun Group, Inc.	4,800	56,527
Nissin Foods Holdings Co., Ltd.	1,200	58,922
Nitori Holdings Co., Ltd.	1,400	94,976
Nitto Denko Corp.	3,200	213,932
NOK Corp.	1,800	54,266
Nomura Holdings, Inc.	74,100	435,697
Nomura Real Estate Holdings, Inc.	2,500	45,096
Nomura Research Institute Ltd.	2,100	79,042
NSK Ltd.	9,000	131,685
NTT Data Corp.	2,600	113,289
NTT DoCoMo, Inc.	31,300	543,836
NTT Urban Development Corp.	2,500	25,018
Obayashi Corp.	13,000	84,453
Odakyu Electric Railway Co., Ltd.	12,000	122,422
Oji Holdings Corp.	16,000	65,563
Olympus Corp.*	4,800	178,397
Omron Corp.	3,900	176,005
Ono Pharmaceutical Co., Ltd.	1,600	181,060
Oracle Corp.	800	34,462
Oriental Land Co., Ltd.	4,000	303,097
ORIX Corp.	26,600	374,134
Osaka Gas Co., Ltd.	36,000	150,747
Otsuka Corp.	900	38,308
Otsuka Holdings KK	8,022	251,240
Panasonic Corp.	45,214	593,637
Park24 Co., Ltd.	1,900	38,916
Rakuten, Inc.	16,200	285,799
Recruit Holdings Co., Ltd.	2,800	87,479
Resona Holdings, Inc.	45,600	226,693
Ricoh Co., Ltd.	15,000	163,486
Rinnai Corp.	700	51,961
ROHM Co., Ltd.	1,800	123,311
Sankyo Co., Ltd.	1,100	39,170
Sanrio Co., Ltd.	899	24,087
Santen Pharmaceutical Co., Ltd.	7,500	109,136
SBI Holdings, Inc.	4,144	50,212
Secom Co., Ltd.	4,100	273,994
Sega Sammy Holdings, Inc.	3,800	55,542
Seibu Holdings, Inc.	2,700	69,824
Seiko Epson Corp.	5,200	92,352
Sekisui Chemical Co., Ltd.	8,000	103,893
Sekisui House Ltd.	11,000	159,938
Seven & I Holdings Co., Ltd.	15,400	648,039
Seven Bank Ltd.	12,100	59,757
Sharp Corp.* (a)	29,000	56,808
Shikoku Electric Power Co., Inc.*	3,600	44,377
Shimadzu Corp.	5,000	55,806
Shimamura Co., Ltd.	400	37,068
Shimano, Inc.	1,700	253,074
Shimizu Corp.	12,000	81,266
Shin-Etsu Chemical Co., Ltd.	8,500	555,640
Shinsei Bank Ltd.	34,000	67,669
Shionogi & Co., Ltd.	5,700	190,193
Shiseido Co., Ltd.	6,800	120,819
Showa Shell Sekiyu KK	3,800	34,772
SMC Corp.	1,100	328,314
Softbank Corp.	19,300	1,121,900
Sompo Japan Nipponkoa Holdings, Inc.	6,800	211,464
Sony Corp.*	23,900	638,959
Sony Financial Holdings, Inc.	3,500	56,346
Stanley Electric Co., Ltd.	2,900	65,586
Sumitomo Chemical Co., Ltd.	30,000	154,464
Sumitomo Corp.	23,200	248,418
Sumitomo Dainippon Pharma Co., Ltd.	3,100	36,772
Sumitomo Electric Industries Ltd.	14,700	192,931
Sumitomo Heavy Industries Ltd.	11,000	72,123
Sumitomo Metal Mining Co., Ltd.	10,000	146,384
Sumitomo Mitsui Financial Group, Inc.	26,091	999,788
Sumitomo Mitsui Trust Holdings, Inc.	65,100	268,752
Sumitomo Realty & Development Co., Ltd.	7,000	252,069
Sumitomo Rubber Industries Ltd.	3,400	62,783
Suntory Beverage & Food Ltd.	2,900	124,135
Suzuken Co., Ltd.	1,540	47,032
Suzuki Motor Corp.	7,800	234,647
Sysmex Corp.	2,800	155,634
T&D Holdings, Inc.	11,900	163,921
Taiheiyo Cement Corp.	24,000	73,409
Taisei Corp.	20,000	113,125
Taisho Pharmaceutical Holdings Co., Ltd.	600	44,698
Taiyo Nippon Sanso Corp.	3,000	40,958
Takashimaya Co., Ltd.	5,000	49,190
Takeda Pharmaceutical Co., Ltd.	16,100	804,750
TDK Corp.	2,500	177,685
Teijin Ltd.	20,000	67,954
Terumo Corp.	6,200	163,638
The Bank of Kyoto Ltd.	6,000	62,918
The Bank of Yokohama Ltd.	22,000	128,640
The Chiba Bank Ltd.	15,000	110,165
The Chugoku Bank Ltd.	3,000	44,854
The Gunma Bank Ltd.	8,000	54,108
The Hachijuni Bank Ltd.	8,258	58,321
The Hiroshima Bank Ltd.	10,000	53,953
The Iyo Bank Ltd.	5,000	59,418
The Joyo Bank Ltd.	12,000	61,765
The Shizuoka Bank Ltd.	11,000	109,913
The Suruga Bank Ltd.	4,000	83,089
THK Co., Ltd.	2,400	61,131
Tobu Railway Co., Ltd.	21,000	99,722
Toho Co., Ltd.	2,300	56,290
Toho Gas Co., Ltd.	8,000	46,702
Tohoku Electric Power Co., Inc.	9,400	106,934
Tokio Marine Holdings, Inc.	14,100	532,910
Tokyo Electric Power Co., Inc.*	29,500	111,808
Tokyo Electron Ltd.	3,800	264,959
Tokyo Gas Co., Ltd.	48,000	302,301
Tokyo Tatemono Co., Ltd.	8,000	58,629
Tokyu Corp.	23,000	142,154
Tokyu Fudosan Holdings Corp.	10,000	68,277
TonenGeneral Sekiyu KK	6,000	51,718
Toppan Printing Co., Ltd.	11,000	84,831
Toray Industries, Inc.	29,000	243,159
Toshiba Corp. (a)	79,000	331,649
TOTO Ltd.	6,000	89,180
Toyo Seikan Kaisha Ltd.	3,300	48,402
Toyo Suisan Kaisha Ltd.	2,000	70,491
Toyoda Gosei Co., Ltd.	1,400	31,319
Toyota Industries Corp.	3,300	189,122
Toyota Motor Corp.	55,800	3,894,369
Toyota Tsusho Corp.	4,400	116,693
Trend Micro, Inc.	2,100	69,288
Unicharm Corp.	7,700	202,090
United Urban Investment Corp. (REIT)	47	73,202
USS Co., Ltd.	4,400	76,192
West Japan Railway Co.	3,300	173,278
Yahoo! Japan Corp. (a)	27,700	114,485
Yakult Honsha Co., Ltd.	1,800	125,456
Yamada Denki Co., Ltd.	18,700	77,145
Yamaguchi Financial Group, Inc.	4,000	46,069
Yamaha Corp.	3,200	56,078
Yamaha Motor Co., Ltd.	5,600	135,234
Yamato Holdings Co., Ltd.	7,500	173,161
Yamato Kogyo Co., Ltd.	900	21,775
Yamazaki Baking Co., Ltd.	2,000	36,095
Yaskawa Electric Corp.	4,000	58,627
Yokogawa Electric Corp.	4,400	47,433
Yokohama Rubber Co., Ltd.	4,000	41,302

(Cost $38,326,107)		58,445,131
Luxembourg 0.3%
Altice SA*	1,685	181,966
ArcelorMittal	19,617	184,553
Millicom International Cellular SA (SDR)	1,346	97,340
RTL Group SA	765	73,564
SES SA (FDR)	6,446	228,157
Tenaris SA	9,643	135,244

(Cost $952,096)		900,824
Macau 0.1%
Sands China Ltd.	47,619	197,016
Wynn Macau Ltd.	33,981	73,299

(Cost $128,599)		270,315
Mexico 0.0%
Fresnillo PLC (d) (Cost $47,272)	4,273	43,133
Netherlands 3.6%
Aegon NV	36,575	288,946
Akzo Nobel NV	4,881	369,516
ASML Holding NV	7,199	733,534
Boskalis Westminster NV	1,603	78,931
Delta Lloyd NV	3,907	73,461
Gemalto NV	1,534	122,321
Heineken Holding NV	2,057	141,750
Heineken NV	4,572	349,120
ING Groep NV (CVA)*	78,696	1,154,264
Koninklijke (Royal) KPN NV	62,504	211,513
Koninklijke Ahold NV	18,449	363,955
Koninklijke DSM NV	3,544	198,010
Koninklijke Philips NV	19,319	548,782
Koninklijke Vopak NV	1,312	72,504
NN Group NV*	3,847	108,790
OCI NV*	1,883	58,375
QIAGEN NV*	4,899	123,623
Randstad Holding NV	2,542	154,338
Reed Elsevier NV	13,703	341,629
Royal Dutch Shell PLC "A" (d)	79,215	2,354,178
Royal Dutch Shell PLC "B" (d)	49,513	1,538,173
TNT Express NV	8,179	51,999
Wolters Kluwer NV	6,194	202,439

(Cost $7,103,841)		9,640,151
New Zealand 0.1%
Auckland International Airport Ltd.	19,164	64,362
Contact Energy Ltd.	7,121	31,815
Fletcher Building Ltd.	12,926	81,283
Meridian Energy Ltd.	20,695	31,294
Mighty River Power Ltd.	19,063	44,115
Ryman Healthcare Ltd.	7,378	43,226
Spark New Zealand Ltd.	36,532	81,105

(Cost $206,725)		377,200
Norway 0.6%
DnB ASA	19,361	311,628
Gjensidige Forsikring ASA	4,239	73,225
Norsk Hydro ASA	26,172	137,457
Orkla ASA	17,899	135,396
Statoil ASA	22,106	390,582
Telenor ASA	15,326	309,746
Yara International ASA	3,568	181,545

(Cost $601,332)		1,539,579
Portugal 0.2%
Banco Comercial Portugues SA "R"*	684,667	70,376
Banco Espirito Santo SA (Registered)*	44,171	0
EDP - Energias de Portugal SA	49,179	184,179
Galp Energia, SGPS, SA	7,099	76,678
Jeronimo Martins, SGPS, SA	5,139	64,601

(Cost $483,355)		395,834
Singapore 1.4%
Ascendas Real Estate Investment Trust (REIT)	41,200	77,695
CapitaCommercial Trust (REIT)	39,000	50,089
CapitaLand Ltd.	51,125	133,154
CapitaMall Trust (REIT)	49,870	79,829
City Developments Ltd.	8,000	58,594
ComfortDelGro Corp., Ltd.	40,000	84,204
DBS Group Holdings Ltd.	36,573	541,192
Genting Singapore PLC	124,995	83,616
Global Logistic Properties Ltd.	63,000	121,351
Golden Agri-Resources Ltd.	148,373	45,975
Hutchison Port Holdings Trust (Units)	127,000	88,146
Jardine Cycle & Carriage Ltd.	2,704	80,822
Keppel Corp., Ltd.	30,149	197,196
Oversea-Chinese Banking Corp., Ltd.	59,636	458,921
Sembcorp Industries Ltd.	19,449	59,639
SembCorp Marine Ltd.	16,600	35,265
Singapore Airlines Ltd.	10,670	92,901
Singapore Exchange Ltd.	16,000	94,852
Singapore Press Holdings Ltd.	32,758	99,962
Singapore Technologies Engineering Ltd.	34,000	86,120
Singapore Telecommunications Ltd.	163,301	520,539
StarHub Ltd.	12,000	38,036
Suntec Real Estate Investment Trust (REIT)	51,000	68,841
United Overseas Bank Ltd.	25,458	426,185
UOL Group Ltd.	9,851	54,641
Wilmar International Ltd.	40,000	94,722
Yangzijiang Shipbuilding Holdings Ltd.	36,569	33,651

(Cost $2,175,191)		3,806,138
Spain 3.4%
Abertis Infraestructuras SA	8,283	149,705
ACS, Actividades de Construccion y Servicios SA	3,319	117,558
Aena SA*	1,391	139,861
Amadeus IT Holding SA "A"	9,483	406,647
Banco Bilbao Vizcaya Argentaria SA	128,197	1,293,750
Banco de Sabadell SA (a)	67,349	164,583
Banco Popular Espanol SA	38,001	185,736
Banco Santander SA	283,685	2,133,603
Bankia SA*	89,583	124,717
Bankinter SA	13,611	103,765
CaixaBank SA	46,129	218,441
Distribuidora Internacional de Alimentacion SA	11,495	89,861
Enagas SA	3,963	113,421
Endesa SA	7,000	134,986
Ferrovial SA	8,694	184,868
Gas Natural SDG SA	7,488	168,101
Grifols SA	2,223	95,452
Iberdrola SA	104,323	672,308
Inditex SA	22,045	706,810
Mapfre SA	16,298	59,464
Red Electrica Corporacion SA	2,064	167,466
Repsol SA	21,107	392,536
Telefonica SA	86,620	1,232,573
Zardoya Otis SA	3,276	42,255

(Cost $7,625,372)		9,098,467
Sweden 3.0%
Alfa Laval AB	6,380	125,368
Assa Abloy AB "B"	6,829	407,017
Atlas Copco AB "A"	14,274	462,246
Atlas Copco AB "B"	7,847	231,874
Boliden AB	5,212	103,491
Electrolux AB "B"	4,507	129,089
Elekta AB "B"	7,601	68,273
Getinge AB "B"	4,127	102,069
Hennes & Mauritz AB "B"	19,229	779,404
Hexagon AB "B"	4,830	171,765
Husqvarna AB "B"	8,521	61,647
ICA Gruppen AB	1,814	60,842
Industrivarden AB "C"	3,594	67,544
Investor AB "B"	8,998	358,483
Kinnevik Investment AB "B"	4,423	147,458
Lundin Petroleum AB*	4,121	56,459
Nordea Bank AB	62,273	759,550
Sandvik AB	20,879	233,570
Securitas AB "B"	6,200	88,975
Skandinaviska Enskilda Banken AB "A"	29,960	350,470
Skanska AB "B"	7,274	162,758
SKF AB "B"	7,706	198,909
Svenska Cellulosa AB "B"	11,501	265,001
Svenska Handelsbanken AB "A"	10,354	467,316
Swedbank AB "A"	18,803	449,413
Swedish Match AB	3,899	114,684
Tele2 AB "B"	6,281	75,104
Telefonaktiebolaget LM Ericsson "B"	61,066	766,369
TeliaSonera AB	55,489	352,623
Volvo AB "B"	32,156	388,808

(Cost $3,610,266)		8,006,579
Switzerland 9.7%
ABB Ltd. (Registered)*	44,773	949,944
Actelion Ltd. (Registered)*	2,080	240,836
Adecco SA (Registered)*	3,560	296,569
Aryzta AG*	1,674	102,573
Baloise Holding AG (Registered)	989	130,710
Barry Callebaut AG (Registered)*	43	42,082
Chocoladefabriken Lindt & Sprungli AG	17	91,094
Chocoladefabriken Lindt & Sprungli AG (Registered)	2	126,547
Cie Financiere Richemont SA (Registered)	10,635	856,173
Coca-Cola HBC AG (CDI)*	4,030	72,343
Credit Suisse Group AG (Registered)*	30,926	832,581
Ems-Chemie Holding AG (Registered)	162	65,898
Geberit AG (Registered)	755	283,424
Givaudan SA (Registered)*	192	346,676
Glencore PLC*	225,751	950,409
Holcim Ltd. (Registered)*	4,742	354,271
Julius Baer Group Ltd.*	4,703	235,817
Kuehne & Nagel International AG (Registered)	1,028	152,784
Lonza Group AG (Registered)*	1,046	130,665
Nestle SA (Registered)	65,690	4,959,558
Novartis AG (Registered)	46,862	4,634,144
Pargesa Holding SA (Bearer)	514	36,058
Partners Group Holding AG	364	108,506
Roche Holding AG (Genusschein)	14,327	3,950,566
Schindler Holding AG	877	145,950
Schindler Holding AG (Registered)	451	73,729
SGS SA (Registered)	108	206,608
Sika AG (Bearer)	42	150,258
Sonova Holding AG (Registered)	1,125	156,019
STMicroelectronics NV	13,087	121,981
Sulzer AG (Registered)	499	54,845
Swatch Group AG (Bearer)	611	258,900
Swatch Group AG (Registered)	1,026	85,979
Swiss Life Holding AG (Registered)*	652	161,279
Swiss Prime Site AG (Registered)*	1,125	97,762
Swiss Re AG	7,057	683,074
Swisscom AG (Registered)	486	282,291
Syngenta AG (Registered)	1,907	648,634
Transocean Ltd. (a)	7,956	114,583
UBS Group AG*	75,239	1,412,058
Wolseley PLC	5,201	307,628
Zurich Insurance Group AG*	3,002	1,016,792

(Cost $12,248,611)		25,928,598
United Kingdom 17.5%
3i Group PLC	20,138	144,028
Aberdeen Asset Management PLC	19,623	133,702
Admiral Group PLC	3,517	79,707
Aggreko PLC	5,209	117,793
Amec Foster Wheeler PLC	7,851	105,237
Anglo American PLC	28,525	424,510
Antofagasta PLC	7,413	79,943
ARM Holdings PLC	29,002	474,837
Ashtead Group PLC	10,219	164,125
Associated British Foods PLC	7,010	292,865
AstraZeneca PLC	25,897	1,775,501
Aviva PLC	60,344	483,096
Babcock International Group PLC	4,918	71,744
BAE Systems PLC	66,651	516,749
Barclays PLC	333,293	1,195,918
BG Group PLC	69,307	851,411
BP PLC	369,993	2,390,523
British American Tobacco PLC	38,155	1,971,284
British Land Co. PLC (REIT)	20,022	247,014
BT Group PLC	163,435	1,058,869
Bunzl PLC	7,498	203,440
Burberry Group PLC	8,587	220,530
Capita PLC	12,970	214,410
Carnival PLC	3,753	183,415
Centrica PLC	103,321	387,545
CNH Industrial NV	18,654	152,746
Cobham PLC	22,670	102,215
Compass Group PLC	34,346	596,516
Croda International PLC	2,796	113,494
Diageo PLC	51,669	1,424,680
Direct Line Insurance Group PLC	32,366	153,019
Dixons Carphone PLC	19,035	116,465
easyJet PLC	3,221	89,884
Fiat Chrysler Automobiles NV* (b)	16,183	263,945
Fiat Chrysler Automobiles NV* (b)	2,322	37,753
G4S PLC	31,567	138,452
GKN PLC	31,458	167,238
GlaxoSmithKline PLC	99,418	2,276,665
Hammerson PLC (REIT)	17,971	177,155
Hargreaves Lansdown PLC	4,336	74,057
HSBC Holdings PLC	391,351	3,330,466
ICAP PLC	10,901	85,178
IMI PLC	5,394	101,896
Imperial Tobacco Group PLC	19,491	855,628
Inmarsat PLC	9,347	128,234
InterContinental Hotels Group PLC	4,792	187,037
International Consolidated Airlines Group SA*	17,618	157,930
Intertek Group PLC	3,163	117,099
Intu Properties PLC (REIT)	18,728	96,639
Investec PLC	11,629	96,362
ITV PLC	75,714	283,917
J Sainsbury PLC	23,563	90,181
Johnson Matthey PLC	4,158	208,612
Kingfisher PLC	46,608	263,016
Land Securities Group PLC (REIT)	16,341	303,633
Legal & General Group PLC	121,316	500,764
Lloyds Banking Group PLC*	1,174,855	1,363,628
London Stock Exchange Group PLC	6,340	230,896
Marks & Spencer Group PLC	34,427	273,110
Meggitt PLC	16,841	136,825
Melrose Industries PLC	20,185	82,975
Merlin Entertainments PLC	14,407	94,251
National Grid PLC	75,918	970,613
Next PLC	3,053	318,095
Old Mutual PLC	101,153	332,999
Pearson PLC	16,175	347,745
Persimmon PLC*	6,164	151,985
Petrofac Ltd.	4,927	69,525
Prudential PLC	52,872	1,309,122
Randgold Resources Ltd.	1,789	124,141
Reckitt Benckiser Group PLC	13,221	1,133,095
Reed Elsevier PLC	23,029	395,569
Rexam PLC	14,374	123,327
Rio Tinto Ltd.	8,983	389,435
Rio Tinto PLC	25,851	1,056,066
Rolls-Royce Holdings PLC*	38,516	543,754
Royal Bank of Scotland Group PLC*	51,941	261,279
Royal Mail PLC	12,782	83,049
RSA Insurance Group PLC	20,106	125,355
SABMiller PLC	19,602	1,025,748
Schroders PLC	2,407	114,062
Segro PLC (REIT)	14,764	91,272
Severn Trent PLC	4,860	148,383
Sky PLC	20,594	303,047
Smith & Nephew PLC	18,433	312,680
Smiths Group PLC	8,359	138,406
Sports Direct International PLC*	4,790	43,121
SSE PLC (a)	20,287	450,597
Standard Chartered PLC	50,415	816,306
Standard Life PLC	40,345	284,160
Subsea 7 SA	5,318	45,688
Tate & Lyle PLC	8,816	78,114
Tesco PLC	166,852	597,116
The Sage Group PLC	21,372	147,911
The Weir Group PLC	4,331	109,213
Travis Perkins PLC	4,971	143,590
Tullow Oil PLC	17,748	74,110
Unilever NV (CVA)	32,786	1,371,564
Unilever PLC	26,100	1,088,587
United Utilities Group PLC	13,836	191,454
Vodafone Group PLC	542,702	1,773,573
Whitbread PLC	3,522	273,716
William Hill PLC	17,520	96,289
WM Morrison Supermarkets PLC	43,204	123,497
WPP PLC	27,170	616,172

(Cost $34,019,077)		46,854,287

Total Common Stocks (Cost $166,660,854)		261,954,612
Preferred Stocks 0.7%
Germany 0.7%
Bayerische Motoren Werke (BMW) AG	1,099	101,764
Fuchs Petrolub SE	1,450	58,035
Henkel AG & Co. KGaA	3,535	416,349
Porsche Automobil Holding SE	3,019	296,355
Volkswagen AG	3,374	897,864

(Cost $656,010)		1,770,367
Spain 0.0%
Grifols SA "B" (Cost $11,737)	606	20,282

Total Preferred Stocks (Cost $667,747)		1,790,649
Rights 0.0%
Spain
Banco Bilbao Vizcaya Argentaria SA, Expiration Date 4/14/2015*	128,197	18,471
Banco de Sabadell SA, Expiration Date 4/17/2015* (a)	67,349	17,090
Telefonica SA, Expiration Date 4/10/2015*	86,620	13,971

Total Rights (Cost $18,163)		49,532
Securities Lending Collateral 2.7%
Daily Assets Fund Institutional, 0.11% (e) (f) (Cost $7,242,945)	7,242,945	7,242,945
Cash Equivalents 0.2%
Central Cash Management Fund, 0.08% (e) (Cost $473,907)	473,907	473,907
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $175,063,616) †	101.6	271,511,645
Other Assets and Liabilities, Net	(1.6)	(4,395,032)

Net Assets	100.0	267,116,613

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $183,341,158.  At March 31, 2015, net unrealized appreciation for all securities based on tax cost was $88,170,487.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $109,195,466 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $21,024,979.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2015 amounted to $6,581,308, which is 2.5% of net assets.

(b)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(c)	Affiliated Issuer. This security is owned in proportion with its representation in the index.
(d)	Listed on the London Stock Exchange.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
CDI: Chess Depositary Interest
CVA: Certificaten Van Aandelen (Certificate of Stock)
FDR: Fiduciary Depositary Receipt
REIT: Real Estate Investment Trust
RSP: Risparmio (Convertible Savings Shares)
SDR: Swedish Depositary Receipt

At March 31, 2015, open futures contracts purchased were as follows:
Futures		Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)

Euro Stoxx 50 Index		EUR	6/19/2015	35	1,366,482	21,838
FTSE 100 Index		GBP	6/19/2015	9	898,095	(5,746)
Nikkei 225 Index		JPY	6/11/2015	12	963,772	12,212
SPI 200 Index		AUD	6/18/2015	4	448,307	2,711
Total net unrealized appreciation						31,015

At March 31, 2015, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

USD	222,939	CHF	223,881	6/17/2015	8,179	UBS AG
USD	23,787	DKK	167,085	6/17/2015	324	Morgan Stanley
USD	1,162,141	EUR	1,096,877	6/17/2015	18,536	Morgan Stanley
USD	160,000	EUR	149,828	6/17/2015	1,274	Citigroup
USD	739,373	GBP	499,651	6/17/2015	1,414	Morgan Stanley
USD	98,392	HKD	764,124	6/17/2015	157	Morgan Stanley
USD	12,478	ILS	50,000	6/17/2015	89	Citigroup
USD	1,046,790	JPY	126,810,157	6/17/2015	11,692	Morgan Stanley
USD	130,000	JPY	15,679,313	6/17/2015	875	UBS AG
USD	15,733	NOK	130,000	6/17/2015	370	Morgan Stanley
USD	171,135	SEK	1,477,023	6/17/2015	582	Morgan Stanley
AUD	216,829	USD	170,000	6/17/2015	5,572	Goldman Sachs & Co.
CHF	202,255	USD	210,000	6/17/2015	1,208	UBS AG
EUR	729,892	USD	800,000	6/17/2015	14,345	Morgan Stanley
GBP	354,869	USD	530,000	6/17/2015	3,868	Goldman Sachs & Co.
JPY	35,714,952	USD	300,000	6/17/2015	1,888	Morgan Stanley
SEK	849,844	USD	100,000	6/17/2015	1,198	Citigroup
Total unrealized appreciation					71,571

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

USD	146,320	AUD	192,150	6/17/2015	(606)	Morgan Stanley
USD	300,000	EUR	275,828	6/17/2015	(3,099)	UBS AG
GBP	101,845	USD	150,000	6/17/2015	(997)	UBS AG
JPY	92,459,022	USD	770,000	6/17/2015	(1,754)	Goldman Sachs & Co.
SGD	15,718	USD	11,280	6/17/2015	(151)	Morgan Stanley
Total unrealized depreciation					(6,607)

Currency Abbreviations

AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

At March 31, 2015 the Deutsche EAFE Equity Index Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks, Preferred Stocks & Rights
Financials	68,563,779	26.0%
Consumer Discretionary	34,546,530	13.1%
Industrials	33,409,608	12.7%
Health Care	30,230,991	11.5%
Consumer Staples	29,128,793	11.0%
Materials	19,652,048	7.4%
Energy	13,434,194	5.1%
Information Technology	12,967,391	4.9%
Telecommunication Services	12,430,023	4.7%
Utilities	9,431,436	3.6%
Total	263,794,793	100.0%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$19,629,216	$8,390	$19,637,606
Austria	—	505,762	—	505,762
Belgium	—	3,497,107	—	3,497,107
Bermuda	—	78,986	—	78,986
Channel Islands	—	175,715	—	175,715
Denmark	—	4,401,869	—	4,401,869
Finland	—	2,265,578	—	2,265,578
France	—	25,190,139	—	25,190,139
Germany	—	23,360,144	—	23,360,144
Hong Kong	—	8,081,478	—	8,081,478
Ireland	—	2,282,938	—	2,282,938
Israel	—	1,556,181	—	1,556,181
Italy	—	5,614,873	—	5,614,873
Japan	—	58,445,131	—	58,445,131
Luxembourg	—	900,824	—	900,824
Macau	—	270,315	—	270,315
Mexico	—	43,133	—	43,133
Netherlands	—	9,640,151	—	9,640,151
New Zealand	—	377,200	—	377,200
Norway	—	1,539,579	—	1,539,579
Portugal	—	395,834	0	395,834
Singapore	—	3,806,138	—	3,806,138
Spain	—	9,098,467	—	9,098,467
Sweden	—	8,006,579	—	8,006,579
Switzerland	—	25,928,598	—	25,928,598
United Kingdom	263,945	46,590,342	—	46,854,287
Preferred Stocks (g)	—	1,790,649	—	1,790,649
Rights	—	49,532	—	49,532
Short-Term Investments (g)	7,716,852	—	—	7,716,852
Derivatives (h)
Futures Contracts	$36,761	$—	$—	$36,761
Forward Foreign Currency Exchange Contracts	—	71,571	—	71,571

Total	$8,017,558	$263,594,029	$8,390	$271,619,977

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (h)
Futures Contracts	$(5,746)	$—	$—	$(5,746)
Forward Foreign Currency Exchange Contracts	—	(6,607)	—	(6,607)

Total	$(5,746)	$(6,607)	$—	$(12,353)

There have been no transfers between fair value measurement levels during the period ended March 31, 2015.
(g)	See Investment Portfolio for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2015 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Equity Contracts	$ 31,015	$ —
Foreign Exchange Contracts	$ —	$ 64,964

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche EAFE Equity Index Fund, a series of Deutsche Institutional Funds

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 22, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 22, 2015